Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠

April 30, 2020

RW22-QTLY-0620
1.858586.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,098	$18,710
Fidelity Series Blue Chip Growth Fund (a)	2,174	32,888
Fidelity Series Commodity Strategy Fund (a)	72,748	261,165
Fidelity Series Growth Company Fund (a)	3,557	66,407
Fidelity Series Intrinsic Opportunities Fund (a)	5,584	79,519
Fidelity Series Large Cap Stock Fund (a)	5,307	70,261
Fidelity Series Large Cap Value Index Fund (a)	1,431	15,297
Fidelity Series Opportunistic Insights Fund (a)	2,109	36,680
Fidelity Series Small Cap Discovery Fund (a)	1,052	9,188
Fidelity Series Small Cap Opportunities Fund (a)	2,511	28,324
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,323	53,917
Fidelity Series Value Discovery Fund (a)	3,406	38,042
TOTAL DOMESTIC EQUITY FUNDS
(Cost $787,100)		710,398

International Equity Funds - 11.4%
Fidelity Series Canada Fund (a)	4,723	42,455
Fidelity Series Emerging Markets Fund (a)	6,190	47,850
Fidelity Series Emerging Markets Opportunities Fund (a)	23,535	399,864
Fidelity Series International Growth Fund (a)	10,556	164,774
Fidelity Series International Small Cap Fund (a)	2,758	40,705
Fidelity Series International Value Fund (a)	17,650	133,784
Fidelity Series Overseas Fund (a)	16,345	152,660
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,058,399)		982,092

Bond Funds - 54.4%
Fidelity Series Corporate Bond Fund (a)	62,871	675,234
Fidelity Series Emerging Markets Debt Fund (a)	6,568	53,725
Fidelity Series Floating Rate High Income Fund (a)	1,413	11,760
Fidelity Series Government Bond Index Fund (a)	85,902	971,553
Fidelity Series High Income Fund (a)	7,217	61,636
Fidelity Series Inflation-Protected Bond Index Fund (a)	100,134	1,027,372
Fidelity Series International Credit Fund (a)	436	4,310
Fidelity Series Investment Grade Bond Fund (a)	84,199	996,921
Fidelity Series Investment Grade Securitized Fund (a)	63,008	668,515
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,635	197,162
Fidelity Series Real Estate Income Fund (a)	3,747	34,131
TOTAL BOND FUNDS
(Cost $4,462,848)		4,702,319

Short-Term Funds - 26.0%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	593,434	593,434
Fidelity Series Short-Term Credit Fund (a)	37,203	374,633
Fidelity Series Treasury Bill Index Fund (a)	127,127	1,275,082
TOTAL SHORT-TERM FUNDS
(Cost $2,236,190)		2,243,149
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,544,537)		8,637,958
NET OTHER ASSETS (LIABILITIES) - 0.0%		(170)
NET ASSETS - 100%		$8,637,788

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$20,173	$19,227	$18,302	$2,463	$(3,181)	$793	$18,710
Fidelity Series Blue Chip Growth Fund	34,827	31,632	32,291	3,985	118	(1,398)	32,888
Fidelity Series Canada Fund	17,267	40,143	7,643	485	(1,687)	(5,625)	42,455
Fidelity Series Commodity Strategy Fund	220,681	193,329	77,586	3,786	(10,996)	(64,263)	261,165
Fidelity Series Corporate Bond Fund	488,227	356,900	175,299	17,370	(4,672)	10,078	675,234
Fidelity Series Emerging Markets Debt Fund	45,351	33,882	16,717	2,129	(1,396)	(7,395)	53,725
Fidelity Series Emerging Markets Fund	23,291	41,555	9,499	828	(1,590)	(5,907)	47,850
Fidelity Series Emerging Markets Opportunities Fund	209,317	333,841	105,964	8,303	(12,258)	(25,072)	399,864
Fidelity Series Floating Rate High Income Fund	9,415	6,335	2,575	461	(198)	(1,217)	11,760
Fidelity Series Government Bond Index Fund	669,456	491,961	261,652	14,945	4,232	67,556	971,553
Fidelity Series Government Money Market Fund 0.30%	289,722	535,831	232,119	4,188	--	--	593,434
Fidelity Series Growth Company Fund	69,699	67,387	73,151	7,909	1,545	927	66,407
Fidelity Series High Income Fund	47,607	33,680	12,874	2,642	(1,076)	(5,701)	61,636
Fidelity Series Inflation-Protected Bond Index Fund	846,480	514,905	352,361	12,386	(1,636)	19,984	1,027,372
Fidelity Series International Credit Fund	4,229	258	--	234	--	(177)	4,310
Fidelity Series International Growth Fund	158,131	102,417	85,804	6,095	(4,902)	(5,068)	164,774
Fidelity Series International Small Cap Fund	34,041	27,969	17,397	1,839	(2,041)	(1,867)	40,705
Fidelity Series International Value Fund	148,030	117,594	95,003	6,764	(10,999)	(25,838)	133,784
Fidelity Series Intrinsic Opportunities Fund	85,017	95,940	90,161	4,549	(9,082)	(2,195)	79,519
Fidelity Series Investment Grade Bond Fund	712,639	504,942	246,351	19,382	(2,795)	28,486	996,921
Fidelity Series Investment Grade Securitized Fund	505,225	342,247	193,760	16,691	(4)	14,807	668,515
Fidelity Series Large Cap Stock Fund	74,623	78,616	74,132	4,375	(5,069)	(3,777)	70,261
Fidelity Series Large Cap Value Index Fund	21,580	15,826	18,223	1,467	(891)	(2,995)	15,297
Fidelity Series Long-Term Treasury Bond Index Fund	227,793	131,252	193,167	20,159	17,702	13,582	197,162
Fidelity Series Opportunistic Insights Fund	38,453	36,816	35,299	4,372	(1,158)	(2,132)	36,680
Fidelity Series Overseas Fund	3,579	165,585	5,394	295	(1,050)	(10,060)	152,660
Fidelity Series Real Estate Income Fund	30,112	20,038	8,069	1,632	(1,023)	(6,927)	34,131
Fidelity Series Short-Term Credit Fund	289,787	172,213	87,402	6,987	(945)	980	374,633
Fidelity Series Small Cap Discovery Fund	10,573	9,058	8,371	453	(905)	(1,167)	9,188
Fidelity Series Small Cap Opportunities Fund	31,878	26,989	24,611	2,178	(428)	(5,504)	28,324
Fidelity Series Stock Selector Large Cap Value Fund	57,653	59,523	52,963	3,851	(6,278)	(4,018)	53,917
Fidelity Series Treasury Bill Index Fund	868,825	659,768	258,214	12,992	179	4,524	1,275,082
Fidelity Series Value Discovery Fund	41,264	41,833	39,414	2,030	(3,271)	(2,370)	38,042
	6,334,945	5,309,492	2,911,768	198,225	(65,755)	(28,956)	8,637,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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